UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2005




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA NASDAQ-100 INDEX FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2005


[LOGO OF USAA]
    USAA(R)
                        USAA NASDAQ-100
                               INDEX Fund

                                        [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

                        S e m i a n n u a l   R e p o r t
--------------------------------------------------------------------------------
JUNE 30, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                  2

MANAGER'S COMMENTARY                                                        4

INVESTMENT OVERVIEW                                                         7

FINANCIAL INFORMATION

    Portfolio of Investments                                               11

    Notes to Portfolio of Investments                                      17

    Financial Statements                                                   18

    Notes to Financial Statements                                          21

EXPENSE EXAMPLE                                                            32

ADVISORY AGREEMENTS                                                        34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                            AS WE MOVE INTO THE SECOND HALF
[PHOTO OF CHRISTOPHER W. CLAUS]               OF THE YEAR, 2005 SEEMS MORE
                                                  AND MORE LIKE 2004.

                                                           "

                                                                       July 2005
--------------------------------------------------------------------------------

                 As we move into the second half of the year, 2005 seems more and more like 2004. For 10 months last year, the equity markets remained relatively flat as investors worried about job creation, earnings growth, and potential terrorist attacks during the Olympics, the Democratic and Republican national conventions, and the presidential election itself. Only after the cloud of uncertainty was lifted did the markets rally in the final two months of the year.

                 In 2005, uncertainty has once again kept equity performance in check. The issue at hand is the Federal Reserve Board's (the Fed's) policy on short-term interest rates. Stockholders may not see a significant increase in equity prices until a clearer picture of the Fed's intentions emerges. In our opinion, the Fed will continue its program of measured rate increases until near year-end.

                 Another element of uncertainty is the price of oil. If oil prices stay above $60 a barrel, they are likely to slow the global economy and undermine corporate earnings. Currently the U.S. economy is on solid footing, although the manufacturing sector has shown some weakness. We expect to see gradual job growth. Corporate earnings should remain in line with or above market expectations, though slower in our year-over-year comparisons. We also believe inflation is under control - except at the gas pump.

                 Long-term interest rates will influence what happens in the stock market and dictate what happens in the bond market. Although the Fed sets short-term rates, market sentiment controls longer-term rates. Bond investors have kept rates low because they seem to think the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Fed is approaching the end of its tightening cycle and that it can keep a lid on inflation.

                 For investors in index funds whose returns are based on the performance of the overall market or a particular sector, the current uncertainty demands the same patience they exhibited in 2004. Those who waited for the stock market to come to them received most of their gains in November and December.

                 For investors looking for a unique approach to asset diversification, USAA has created the USAA Total Return Strategy FundSM. With strict risk parameters assigned to each asset class, this Fund complements almost any portfolio. Its goal is to be fully invested in either the stock market or bond market only when one of these markets appears to offer a compelling risk/reward opportunity. Otherwise, the Fund will be invested in money market instruments. As a result, it can limit exposure to the stock and bond markets during severe market corrections.

                 At USAA, we are proud to continue offering valuable investment options to shareholders. From all of us here, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 THE USAA TOTAL RETURN STRATEGY FUND MAY CHANGE THE ALLOCATION OF ITS PORTFOLIO HOLDINGS REGULARLY WHICH MAY RESULT IN A HIGHER PROPORTION OF CAPITAL GAINS AND A LOWER RETURN. THE FUND UTILIZES A FOCUSED INVESTMENT STRATEGY WHICH MAY INCREASE THE VOLATILITY OF THE FUND'S INVESTMENT RESULTS. THERE IS NO ASSURANCE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED. O AT ANY GIVEN TIME, SUBSTANTIALLY ALL OF THE USAA TOTAL RETURN STRATEGY FUND'S ASSETS WILL BE INVESTED IN EITHER (1) STOCK-BASED EXCHANGE-TRADED FUNDS (ETFS); (2) INVESTMENT-GRADE BONDS THROUGH ETFS OR DIRECT INVESTMENT; OR (3) CASH EQUIVALENTS THROUGH DIRECT INVESTMENT IN MONEY MARKET INSTRUMENTS OR A MONEY MARKET FUND.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM OVER THE FIRST HALF OF 2005?

                 The USAA Nasdaq-100 Index Fund closely tracked its benchmark, the Nasdaq-100 Index, for the six months ended June 30, 2005. The Fund produced a total return of -8.10% for the period, as compared to -7.69% for the benchmark. The broad-based Nasdaq-100 Index is a group of large-company stocks that is not available for direct investment.

WHAT WERE THE PRIMARY FACTORS AFFECTING THE U.S. EQUITY MARKETS DURING THE
PERIOD?

                 The first quarter of 2005 was dominated by a strong rally in oil prices and two more interest hikes by the Federal Reserve Board (the Fed). As a result, the vast majority of U.S. equity indexes posted negative returns during the same period.

                 After reaching a high of $57.60 per barrel in mid-March, crude oil retreated modestly and finished the quarter above the $50 mark. The consumer price index rose 0.4% in February versus a modest 0.1% gain in January. The Fed, stating that "pressures of inflation have picked up in recent months," raised rates by 0.25% on February 2 and again on March 22, bringing the federal funds rate to 2.75%.

                 The gross domestic product (GDP) increased at an annual rate of 3.8% in the fourth quarter of 2004, while markets expected a 4.0% reading. After a long decline, the U.S. dollar managed to post some gains during the first quarter of the year, rising 4.38% and 1.57% against the euro and the British pound, respectively. Against the Japanese yen and during the same period, the U.S. dollar gained 4.38%.

                 The Fed increased the federal funds rate twice during the last quarter, on May 3 and June 30, bringing rates to 3.25% at the

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 end of the quarter. Market participants expected both rate hikes but did not welcome comments from the Fed stating that rate increases will continue at a "measured" pace.

                 Oil extended its strong rally, temporarily moving above $60 per barrel in June, reacting to increasing demand from Asia as well as fears of insufficient refining and production capabilities. However, higher interest rates and oil prices' reaching all-time highs did not prevent equity markets from posting gains for the quarter. GDP for the first quarter of 2005 grew 3.8% quarter-on-quarter, matching the performance of the fourth quarter of 2004, and providing some confirmation that the Fed tightening is having its desired effect.

                 The U.S. auto industry was in the spotlight and came under pressure after rating agencies downgraded Ford and General Motors, in some cases to below investment grade. The two auto manufacturers have been suffering from reduced market shares and high pension costs.

WHICH SECTORS AND STOCKS WITHIN THE NASDAQ-100 INDEX WERE THE BEST AND WORST PERFORMERS?

                 The information technology sector, which accounted for over half of the index, returned -6.60% in the first quarter. Consumer discretionary, which was the second largest sector in the index at 18.98%, was also down for the quarter with a return of -14.75%.

                 In the second quarter, a strong performance was seen in the telecom service sector, which represented 4.17% of the index and was up 11.42% for the quarter. The information technology sector, which accounted for over half of the index, returned -0.09% for the quarter. Consumer discretionary, which was the second largest sector in the index at 19.82%, was also down for the quarter with a return of -0.14%.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE THE MAJOR CHANGES TO THE NASDAQ-100 INDEX DURING THE PERIOD?

                 The Nasdaq-100 Index did not experience major changes during the first six months of the year. A major rebalance takes place once a year, on the third Friday in December, at which time securities are added and deleted according to Nasdaq's methodology. Only changes to securities' weights and splits occurred during the last six months, as is typical for this index.

WHAT INVESTMENT STRATEGIES DO YOU INTEND TO PURSUE IN THE FUND?

                 As managers of an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Nasdaq-100 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets as we seek to track closely the performance of the index.

                 Thank you for your support and we will continue to work hard on your behalf.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NASDAQ-100 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Under normal market conditions, at least 80% of the Fund's assets will be invested in the common stocks of companies composing the Nasdaq-100 Index.

-----------------------------------------------------------------------------------------
                                               6/30/05                        12/31/04
-----------------------------------------------------------------------------------------
Net Assets                                 $120.6 Million                  $133.4 Million
Net Asset Value Per Share                       $4.66                           $5.09

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

12/31/04 TO 6/30/05*                 1 YEAR            SINCE INCEPTION ON 10/27/00
      -8.10%                         -1.94%                     -14.99%

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
     CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
[CHART OF CUMULATIVE PERFORMANCE COMPARISON]


                                   USAA NASDAQ-100
            NASDAQ-100 INDEX         INDEX FUND
            ----------------       ---------------
10/30/00       10,000.00            10,000.00
10/31/00       10,653.00            10,620.00
11/30/00        8,135.70             8,160.00
12/31/00        7,600.37             7,580.00
 1/31/01        8,416.00             8,390.00
 2/28/01        6,194.18             6,160.00
 3/31/01        5,106.60             5,080.00
 4/30/01        6,021.62             5,980.00
 5/31/01        5,842.25             5,800.00
 6/30/01        5,942.74             5,890.00
 7/31/01        5,464.94             5,410.00
 8/31/01        4,770.35             4,720.00
 9/30/01        3,792.43             3,750.00
10/31/01        4,429.94             4,380.00
11/30/01        5,180.81             5,110.00
12/31/01        5,119.16             5,042.24
 1/31/02        5,032.13             4,962.21
 2/28/02        4,412.17             4,351.94
 3/31/02        4,716.17             4,642.07
 4/30/02        4,145.52             4,081.82
 5/31/02        3,922.49             3,851.71
 6/30/02        3,412.96             3,351.49
 7/31/02        3,123.20             3,071.37
 8/31/02        3,059.17             3,001.34
 9/30/02        2,702.47             2,651.18
10/31/02        3,212.16             3,151.40
11/30/02        3,622.99             3,551.58
12/31/02        3,195.48             3,131.39
 1/31/03        3,191.23             3,121.39
 2/28/03        3,277.87             3,211.43
 3/31/03        3,306.82             3,231.44
 4/30/03        3,590.55             3,511.56
 5/31/03        3,888.65             3,801.69
 6/30/03        3,900.98             3,801.69
 7/31/03        4,145.26             4,041.80
 8/31/03        4,353.86             4,241.89
 9/30/03        4,232.13             4,121.83
10/31/03        4,597.95             4,471.99
11/30/03        4,623.46             4,502.00
12/31/03        4,765.23             4,632.06
 1/31/04        4,846.91             4,712.10
 2/29/04        4,773.22             4,632.06
 3/31/04        4,669.43             4,532.02
 4/30/04        4,549.16             4,411.96
 5/31/04        4,759.71             4,612.05
 6/30/04        4,923.39             4,772.12
 7/31/04        4,545.76             4,401.96
 8/31/04        4,443.03             4,301.91
 9/30/04        4,586.10             4,441.98
10/31/04        4,826.41             4,672.08
11/30/04        5,101.51             4,932.20
12/31/04        5,262.72             5,092.27
 1/31/05        4,933.27             4,769.95
 2/28/05        4,961.39             4,739.83
 3/31/05        4,867.62             4,649.45
 4/30/05        4,665.13             4,448.61
 5/31/05        5,065.40             4,830.21
 6/30/05        4,904.32             4,679.57

                [END CHART]

                      DATA FROM 10/30/00* THROUGH 6/30/05.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

                 `NASDAQ-100(R)', `NASDAQ-100 INDEX(R)', AND `NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. THE FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE NASDAQ STOCK MARKET, INC., AND THE NASDAQ STOCK MARKET, INC. MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 *DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY
                  THE INDEX.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------------------
                 TOP 10 EQUITY HOLDINGS
                    (% OF net assets)
--------------------------------------------------------

Microsoft Corp.                                     7.3%

QUALCOMM, Inc.                                      5.2%

Intel Corp.                                         4.5%

Nextel Communications, Inc. "A"                     3.6%

Cisco Systems, Inc.                                 3.5%

Apple Computer, Inc.                                3.4%

Amgen, Inc.                                         2.8%

Dell, Inc.                                          2.8%

eBay, Inc.                                          2.6%

Comcast Corp. "A"                                   2.3%

    YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES
    11-16.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                    ASSET ALLOCATION
                         6/30/05

             [PIE CHART OF ASSET ALLOCATION]

Information Technology                             56.8%
Consumer Discretionary                             19.1%
Health Care                                        12.4%
Industrials                                         4.7%
Telecommunication Services                          4.4%
Consumer Staples                                    1.5%
Money Market Instruments                            0.6%
Materials                                           0.5%
                      [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-16.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                MARKET
   NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                            (000)
------------------------------------------------------------------------------------------------------
              COMMON STOCKS (99.4%)

              ADVERTISING (0.3%)
    8,263     Lamar Advertising Co. "A"*                                                      $    353
                                                                                              --------
              AIR FREIGHT & LOGISTICS (0.4%)
   10,040     Expeditors International of Washington, Inc.                                         500
                                                                                              --------
              APPAREL RETAIL (0.3%)
   13,950     Ross Stores, Inc.                                                                    403
                                                                                              --------
              APPLICATION SOFTWARE (3.0%)
   22,844     Autodesk, Inc.                                                                       785
   34,846     BEA Systems, Inc.*                                                                   306
   19,285     Citrix Systems, Inc.*                                                                418
   21,894     Intuit, Inc.*                                                                        988
    8,842     Mercury Interactive Corp.*                                                           339
   58,036     Siebel Systems, Inc.                                                                 516
   12,706     Synopsys, Inc.*                                                                      212
                                                                                              --------
                                                                                                 3,564
                                                                                              --------
              BIOTECHNOLOGY (8.7%)
   55,311     Amgen, Inc.*                                                                       3,344
   35,925     Biogen Idec, Inc.*                                                                 1,238
   25,141     Chiron Corp.*                                                                        877
   30,329     Genzyme Corp.*                                                                     1,823
   42,668     Gilead Sciences, Inc.*                                                             1,877
    4,675     Invitrogen Corp.*                                                                    389
   25,425     MedImmune, Inc.*                                                                     679
   32,345     Millennium Pharmaceuticals, Inc.*                                                    300
                                                                                              --------
                                                                                                10,527
                                                                                              --------
              BROADCASTING & CABLE TV (5.3%)
   91,404     Comcast Corp. "A"*                                                                 2,806
   21,322     EchoStar Communications Corp. "A"                                                    643
   16,687     Liberty Global, Inc. "A"*                                                            779
    8,860     NTL, Inc.*                                                                           606
  137,464     Sirius Satellite Radio, Inc.*                                                        891
   20,945     XM Satellite Radio Holdings, Inc. "A"*                                               705
                                                                                              --------
                                                                                                 6,430
                                                                                              --------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                MARKET
   NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                            (000)
------------------------------------------------------------------------------------------------------
              CASINOS & GAMING (0.4%)
   10,400     Wynn Resorts Ltd.*                                                              $    492
                                                                                              --------
              COMMUNICATIONS EQUIPMENT (11.6%)
  218,945     Cisco Systems, Inc.*(a)                                                            4,184
   19,938     Comverse Technology, Inc.*                                                           472
  158,172     JDS Uniphase Corp.*                                                                  240
   34,345     Juniper Networks, Inc.*                                                              865
   12,268     LM Ericsson Telephone Co. ADR "B" (Sweden)                                           392
  188,935     QUALCOMM, Inc.                                                                     6,237
   18,236     Research in Motion Ltd. (Canada)*                                                  1,345
   24,501     Tellabs, Inc.*                                                                       213
                                                                                              --------
                                                                                                13,948
                                                                                              --------
              COMPUTER HARDWARE (6.8%)
  110,204     Apple Computer, Inc.*                                                              4,056
   23,795     ATI Technologies, Inc. (Canada)*                                                     282
   85,412     Dell, Inc.*                                                                        3,375
  142,082     Sun Microsystems, Inc.*                                                              530
                                                                                              --------
                                                                                                 8,243
                                                                                              --------
              COMPUTER STORAGE & PERIPHERALS (1.4%)
   36,714     Network Appliance, Inc.*                                                           1,038
    8,979     QLogic Corp.*                                                                        277
   15,937     SanDisk Corp.*                                                                       378
                                                                                              --------
                                                                                                 1,693
                                                                                              --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
   18,686     PACCAR, Inc.                                                                       1,271
                                                                                              --------
              CONSUMER ELECTRONICS (0.3%)
    9,645     Garmin Ltd.                                                                          412
                                                                                              --------
              DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
   22,946     Fiserv, Inc.*                                                                        986
   34,430     Paychex, Inc.                                                                      1,120
                                                                                              --------
                                                                                                 2,106
                                                                                              --------
              DEPARTMENT STORES (2.1%)
   16,538     Sears Holdings Corp.*                                                              2,479
                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                MARKET
   NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                            (000)
------------------------------------------------------------------------------------------------------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.6%)
   19,799     Cintas Corp.                                                                    $    764
                                                                                              --------
              EDUCATIONAL SERVICES (1.5%)
   17,616     Apollo Group, Inc. "A"*                                                            1,378
   10,019     Career Education Corp.*                                                              367
                                                                                              --------
                                                                                                 1,745
                                                                                              --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
   18,595     American Power Conversion Corp.                                                      438
   14,798     Intersil Corp. "A"                                                                   278
                                                                                              --------
                                                                                                   716
                                                                                              --------
              ELECTRONIC MANUFACTURING SERVICES (1.1%)
   58,829     Flextronics International Ltd. (Singapore)*                                          777
    9,487     Molex, Inc.                                                                          247
   53,798     Sanmina-SCI Corp.*                                                                   294
                                                                                              --------
                                                                                                 1,318
                                                                                              --------
              FOOD RETAIL (0.6%)
    6,144     Whole Foods Market, Inc.                                                             727
                                                                                              --------
              GENERAL MERCHANDISE STORES (0.2%)
   10,058     Dollar Tree Stores, Inc.*                                                            241
                                                                                              --------
              HEALTH CARE DISTRIBUTORS (0.5%)
   12,637     Patterson Companies, Inc.*                                                           570
                                                                                              --------
              HEALTH CARE EQUIPMENT (0.9%)
   32,522     Biomet, Inc.                                                                       1,127
                                                                                              --------
              HEALTH CARE SERVICES (0.8%)
   12,696     Express Scripts, Inc.*                                                               635
    9,159     Lincare Holdings, Inc.*                                                              374
                                                                                              --------
                                                                                                 1,009
                                                                                              --------
              HEALTH CARE SUPPLIES (0.3%)
    7,399     DENTSPLY International, Inc.                                                         400
                                                                                              --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                MARKET
   NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                            (000)
------------------------------------------------------------------------------------------------------
              HOME ENTERTAINMENT SOFTWARE (1.4%)
   29,631     Electronic Arts, Inc.*                                                          $  1,677
                                                                                              --------
              HOMEFURNISHING RETAIL (1.3%)
   38,099     Bed Bath & Beyond, Inc.*                                                           1,592
                                                                                              --------
              HYPERMARKETS & SUPER CENTERS (0.9%)
   24,127     Costco Wholesale Corp.                                                             1,081
                                                                                              --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
   33,962     MCI, Inc.                                                                            873
                                                                                              --------
              INTERNET RETAIL (4.7%)
   26,162     Amazon.com, Inc.*                                                                    865
   96,536     eBay, Inc.*                                                                        3,187
   65,646     IAC/InterActiveCorp*                                                               1,579
                                                                                              --------
                                                                                                 5,631
                                                                                              --------
              INTERNET SOFTWARE & SERVICES (2.4%)
   23,916     VeriSign, Inc.*                                                                      688
   64,373     Yahoo!, Inc.*                                                                      2,230
                                                                                              --------
                                                                                                 2,918
                                                                                              --------
              IT CONSULTING & OTHER SERVICES (0.5%)
   12,654     Cognizant Technology Solutions Corp. "A"*                                            596
                                                                                              --------
              MOVIES & ENTERTAINMENT (0.5%)
   11,395     Pixar, Inc.*                                                                         570
                                                                                              --------
              PAPER PACKAGING (0.2%)
   23,870     Smurfit-Stone Container Corp.*                                                       243
                                                                                              --------
              PHARMACEUTICALS (1.2%)
   44,577     Teva Pharmaceutical Industries Ltd. ADR (Israel)                                   1,388
                                                                                              --------
              RESTAURANTS (2.2%)
   51,971     Starbucks Corp.*                                                                   2,685
                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                MARKET
   NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                            (000)
------------------------------------------------------------------------------------------------------
              SEMICONDUCTOR EQUIPMENT (2.5%)
   81,528     Applied Materials, Inc.                                                         $  1,319
   22,879     KLA-Tencor Corp.                                                                   1,000
   13,725     Lam Research Corp.*                                                                  397
   13,500     Novellus Systems, Inc.*                                                              334
                                                                                              --------
                                                                                                 3,050
                                                                                              --------
              SEMICONDUCTORS (10.8%)
   50,118     Altera Corp.*                                                                        993
   24,236     Broadcom Corp. "A"*                                                                  861
  207,287     Intel Corp.                                                                        5,402
   39,219     Linear Technology Corp.                                                            1,439
   25,569     Marvell Technology Group Ltd.*                                                       973
   44,070     Maxim Integrated Products, Inc.                                                    1,684
   16,621     Microchip Technology, Inc.                                                           492
   44,629     Xilinx, Inc.                                                                       1,138
                                                                                              --------
                                                                                                12,982
                                                                                              --------
              SPECIALTY CHEMICALS (0.3%)
    6,342     Sigma-Aldrich Corp.                                                                  355
                                                                                              --------
              SPECIALTY STORES (1.2%)
   13,590     PETsMART, Inc.                                                                       412
   47,449     Staples, Inc.                                                                      1,012
                                                                                              --------
                                                                                                 1,424
                                                                                              --------
              SYSTEMS SOFTWARE (13.2%)
   45,900     Adobe Systems, Inc.                                                                1,314
   23,513     Check Point Software Technologies Ltd. (Israel)*                                     465
  356,581     Microsoft Corp.(a)                                                                 8,857
  205,577     Oracle Corp.*                                                                      2,714
   71,328     Symantec Corp.*                                                                    1,551
   41,887     VERITAS Software Corp.*                                                            1,022
                                                                                              --------
                                                                                                15,923
                                                                                              --------
              TECHNOLOGY DISTRIBUTORS (0.4%)
    8,132     CDW Corp.                                                                            464
                                                                                              --------
              TRADING COMPANIES & DISTRIBUTORS (0.4%)
    6,956     Fastenal Co.                                                                         426
                                                                                              --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                MARKET
   NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                            (000)
------------------------------------------------------------------------------------------------------
              TRUCKING (0.4%)
    8,036     C.H. Robinson Worldwide, Inc.                                                   $    468
                                                                                              --------
              WIRELESS TELECOMMUNICATION SERVICES (3.7%)
   65,766     Level 3 Communications, Inc.*                                                        134
  135,322     Nextel Communications, Inc. "A"*                                                   4,372
                                                                                              --------
                                                                                                 4,506
                                                                                              --------
              Total common stocks (cost: $119,550)                                             119,890
                                                                                              --------

PRINCIPAL
   AMOUNT
     (000)
----------
              MONEY MARKET INSTRUMENTS (0.6%)

              U.S. TREASURY BILLS (0.2%)
     $180     2.81%, 7/14/2005(b)                                                                  180
                                                                                              --------
              REPURCHASE AGREEMENTS (0.4%)(c)
      487     State Street Bank & Trust Co., 2.00%, acquired on 6/30/2005 and due 7/01/2004 at $487 (collateralized by a $505 U.S. Treasury
                Note, 1.63%, due 9/30/2005; market value $505)                                     487
                                                                                              --------
              Total money market instruments (cost: $667)                                          667
                                                                                              --------

              TOTAL INVESTMENTS (COST: $120,217)                                              $120,557
                                                                                              ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and in, total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security, or a portion thereof, is segregated to cover the value of open futures contracts.

         (b) Security is segregated as collateral for margin requirements on open futures contracts.

         (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

          * Non-income-producing security for the 12 months preceding June 30, 2005.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $120,217)      $120,557
   Cash                                                                                 5
   Receivables:
      Capital shares sold                                                              63
      USAA Investment Management Company (Note 5D)                                    100
      Dividends and interest                                                            4
                                                                                 --------
         Total assets                                                             120,729
                                                                                 --------
LIABILITIES
   Payables:
      Securities purchased                                                              5
      Capital shares redeemed                                                          40
   Accrued management fees                                                             20
   Accrued transfer agent's fees                                                        3
   Variation margin                                                                     4
   Other accrued expenses and payables                                                 52
         Total liabilities                                                            124
                                                                                 --------
            Net assets applicable to capital shares outstanding                  $120,605
                                                                                 ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                               $136,125
   Accumulated undistributed net investment loss                                     (261)
   Accumulated net realized loss on investments and futures transactions          (15,584)
   Net unrealized appreciation on investments and futures contracts                   325
                                                                                 --------
            Net assets applicable to capital shares outstanding                  $120,605
                                                                                 ========
   Capital shares outstanding                                                      25,888
                                                                                 ========
   Authorized shares of $.01 par value                                            100,000
                                                                                 ========
   Net asset value, redemption price, and offering price per share               $   4.66
                                                                                 ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes of $2)                                $    214
   Interest                                                                    10
                                                                         --------
      Total income                                                            224
                                                                         --------
EXPENSES
   Advisory fees                                                              121
   Administration and servicing fees                                          213
   Transfer agent's fees                                                      173
   Custody and accounting fees                                                 29
   Postage                                                                     19
   Shareholder reporting fees                                                   1
   Directors' fees                                                              3
   Registration fees                                                           18
   Professional fees                                                           20
   Other                                                                       28
                                                                         --------
      Total expenses                                                          625
   Expenses reimbursed                                                       (140)
                                                                         --------
      Net expenses                                                            485
                                                                         --------
NET INVESTMENT LOSS                                                          (261)
                                                                         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain from investment transactions                           1,401
   Net realized loss from futures transactions                                (57)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         (11,760)
      Futures contracts                                                       (16)
                                                                         --------
         Net realized and unrealized gain on investments
            and futures contracts                                         (10,432)
                                                                         --------
Decrease in net assets resulting from operations                         $(10,693)
                                                                         ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA NASDAQ-100 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2004

                                                                          06/30/2005          12/31/2004
                                                                          ------------------------------
FROM OPERATIONS
   Net investment gain (loss)                                               $   (261)           $    455
   Net realized gain on investments
      and futures transactions                                                 1,344               2,678
   Change in net unrealized appreciation/depreciation
      of investments and futures contracts                                   (11,776)              8,536
                                                                            ----------------------------
      Increase (decrease) in net assets resulting
         from operations                                                     (10,693)             11,669
                                                                            ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                        (473)                  -
                                                                            ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                  16,176              49,543
   Reinvested dividends                                                          458                   -
   Cost of shares redeemed                                                   (18,296)            (41,219)
                                                                            ----------------------------
      Increase (decrease) in net assets from
         capital share transactions                                           (1,662)              8,324
                                                                            ----------------------------
Net increase (decrease) in net assets                                        (12,828)             19,993

NET ASSETS
      Beginning of period                                                    133,433             113,440
                                                                            ----------------------------
      End of period                                                         $120,605            $133,433
                                                                            ============================
   Accumulated undistributed net investment income (loss):
      End of period                                                         $   (261)           $    473
                                                                            ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                 3,449              10,662
   Shares issued for dividends reinvested                                         95                   -
   Shares redeemed                                                            (3,892)             (8,913)
                                                                            ----------------------------
      Increase (decrease) in shares outstanding                                 (348)              1,749
                                                                            ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Nasdaq-100 Index Fund (the
         Fund), which is classified as non-diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on the Nasdaq Stock Market. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the Nasdaq-100 Index.

         As a non-diversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

            A. SECURITY VALUATION - The value of each security is determined
               (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

               1. Equity securities, except as otherwise noted, traded
                  primarily on a domestic securities exchange or the Nasdaq over-the-counter

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                  markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

               3. Futures contracts are valued at the last quoted sales price.

               4. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

            B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

            C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

            E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

               guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

               Separately, net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of December 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended June 30, 2005, these custodian and other bank credits reduced the Fund's expenses by less than $500.

            H. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

            I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended June 30, 2005, the Fund paid CAPCO facility fees of less than $500, which represents 0.4% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under any of these agreements during the six-month period ended June 30, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2004, the Fund had capital loss carryovers of $15,267,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

        CAPITAL LOSS CARRYOVERS
------------------------------------------
EXPIRES                          BALANCE
-------                        -----------
 2009                          $ 4,735,000
 2010                            5,799,000
 2011                            4,733,000
                               -----------
                  Total        $15,267,000
                               ===========

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended June 30, 2005, were $2,226,000 and $4,157,000, respectively.

         The cost of securities, including short-term securities, at June 30, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of June 30, 2005, were $22,142,000 and $21,802,000, respectively, resulting in net unrealized appreciation of $340,000.

(5) FUTURES CONTRACTS
--------------------------------------------------------------------------------

         A summary of obligations under these financial instruments at June 30, 2005, is as follows:

                                                                        MARKET       UNREALIZED
 TYPE OF FUTURE            EXPIRATION       CONTRACTS     POSITION       VALUE      DEPRECIATION
------------------------------------------------------------------------------------------------
Nasdaq-100                September 16,
   Mini Index Futures         2005              22          Long       $661,000       $(15,000)

         At June 30, 2005, U.S. Treasury securities with a value of $180,000 were segregated as collateral for margin requirements on open futures contracts.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. ADVISORY FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

               Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The Fund's advisory fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets. For the six-month period ended June 30, 2005, the Fund incurred advisory fees, paid or payable to the Manager, of $121,000.

            B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to $100 million; 0.04% of daily net assets for amounts over $100 million and up to $250 million; and 0.03% of daily net assets for amounts over $250 million. For the six-month period ended June 30, 2005, the Manager incurred subadvisory fees, paid or payable to NTI, of $34,000.

            C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.35% of the Fund's average net assets. For the six-month period ended

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

               June 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $213,000.

            D. EXPENSE LIMITATIONS - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.80% of the Fund's annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended June 30, 2005, the Fund incurred reimbursable expenses of $140,000.

            E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $173,000.

            F. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                        PERIOD ENDED                                                             PERIOD ENDED
                                          JUNE 30,                 YEAR ENDED DECEMBER 31,                       DECEMBER 31,
                                       --------------------------------------------------------------------------------------
                                           2005             2004             2003          2002         2001             2000*
                                       --------------------------------------------------------------------------------------
Net asset value at
   beginning of period                 $   5.09         $   4.63         $   3.13       $  5.05      $  7.57          $ 10.00
                                       --------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income (loss)            (.00)(a,h)        .02             (.03)(a)      (.02)(a)     (.02)(a)          .01(a)
   Net realized and unrealized
       gain (loss) on investments
       and futures transactions            (.41)(a)          .44             1.53(a)      (1.90)(a)    (2.50)(a)        (2.44)(a)
                                       --------------------------------------------------------------------------------------
Total from investment operations           (.41)(a)          .46             1.50(a)      (1.92)(a)    (2.52)(a)        (2.43)(a)
                                       --------------------------------------------------------------------------------------
Less distributions:
   From net investment income              (.02)               -                -             -            -                -
                                       --------------------------------------------------------------------------------------
Net asset value at end of period       $   4.66         $   5.09         $   4.63       $  3.13      $  5.05          $  7.57
                                       ======================================================================================
Total return (%)**                        (8.10)            9.94(g)         47.92        (38.02)      (33.48)          (24.20)
Net assets at end of period (000)      $120,605         $133,433         $113,440       $52,878      $58,925          $28,667
Ratio of expenses to average
   net assets (%)***(c)                     .80(b,d,e)       .83(d,e,g)       .96(e,f)      .85(f)       .85(f)           .85(b,f)
Ratio of expenses to average net
   assets, excluding
   reimbursements (%)***(c)                1.03(b)          1.05             1.15          1.37         1.61             2.56(b)
Ratio of net investment income (loss)
   to average net assets (%)***            (.43)(b)          .37             (.70)         (.66)        (.37)             .37(b)
Portfolio turnover (%)                     1.83             8.94             5.23         11.01        17.98             3.58

  * Fund commenced operations on October 27, 2000.
 ** Assumes reinvestment of all net investment income distributions during the period.
*** For the six-month period ended June 30, 2005, average net assets were
    $122,359,000.
(a) Calculated using average shares. For the six-month period ended June 30, 2005, average shares were 26,043,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Effective March 1, 2004, the Manager voluntarily agreed to limit the Fund's expenses, excluding the effect of any expenses paid indirectly, to 0.80% of the Fund's average net assets.
(e) Effective May 1, 2003, through February 29, 2004, the Manager voluntarily agreed to limit the Fund's expenses, excluding the effect of any expenses paid indirectly, to 1.00% of the Fund's average net assets.
(f) Effective October 27, 2000, through April 30, 2003, the Manager voluntarily agreed to limit the Fund's expenses, excluding the effect of any expenses paid indirectly, to 0.85% of the Fund's average net assets.
(g) For the year ended December 31, 2004, the Manager voluntarily reimbursed the Fund for excise tax expense incurred. Excluding that reimbursement, the Fund's ratio of expenses to average net assets would have been 0.85%, and the Fund's total return would not have changed.
(h) Represents less than $.01 per share.

32

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                      BEGINNING             ENDING            DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE      JANUARY 1, 2005 -
                                   JANUARY 1, 2005       JUNE 30, 2005        JUNE 30, 2005
                                   ----------------------------------------------------------
Actual                                $1,000.00              $  919.00             $3.81
Hypothetical
   (5% return before expenses)         1,000.00               1,020.83              4.01

*Expenses are equal to the Fund's annualized expense ratio of 0.80%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (8.10%) for the six-month period of January 1, 2005, to June 30, 2005.

34

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         At a meeting of the Board of Directors held on April 27-28, 2005, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreement included certain types of information previously received at such quarterly meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of

36

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, pure-index investment companies with no sales loads or with front-end loads), asset size, and expense components (the "expense group") and
         (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any reimbursements -- was above the median of both its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and above the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. In addition, the Board noted the relatively small range of difference between the expenses of the Fund and the other funds in its expense group. The Board also considered the level of correlation between the Nasdaq-100 Index and the Fund and the relatively low tracking error between the Fund and the Index and noted that they review such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Directors also took into account the Manager's current voluntary undertakings to maintain expense limitations for the Fund and that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other

38

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2004. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one- and three-year periods ended December 31, 2004. The Directors noted management's discussion of the Fund's performance relative to its benchmark, as well as the investment category in which the Fund was placed for the third-party report. The Directors also considered management's discussion of the purpose of the Fund as an option for shareholders within the range of products offered in the USAA fund complex.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Directors noted that the Manager has reimbursed a portion of its management fees for the Fund and also pays the subadvisory fees. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         Company, including that the Manager may derive reputational and other benefits from its association with the Fund.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fees are lower than the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is not unreasonable. Based on their conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the

40

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Directors considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Directors noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Directors noted that the fees under the Subadvisory Agreement were paid by the Manager. The Directors also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser.

         As noted above, the Board considered the Fund's performance during the one- and three-year periods ended December 31, 2004, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board also noted that the Fund has outperformed its benchmark since the Subadviser began managing the Fund in 2003.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable

42

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2005 (UNAUDITED)

         in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board of Directors determined that approval of the Subadvisory Agreement with respect to the Fund would be in the interests of the Fund and its shareholders.

                                                                              43
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44

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46

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                                                                              47

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48

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1900
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions
                              (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

37758-0805                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    AUGUST 24, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    AUGUST 29, 2005
         ------------------------------


By:*     DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    AUGUST 29, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.